Inventories	12 Months Ended
Dec. 31, 2020
Disclosure of inventories [text block] [Abstract]
INVENTORIES
10	INVENTORIES

	2020	2019
	USD	USD

Spare parts and consumables	321,789	179,644

Cost of inventories recognized as expense during the year amounted to USD 657,916 (2019: USD 788,792). No provision is required for inventories at 31 December 2020 (2019: nil).